Schedule of Asset Retirement Obligations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation [Abstract]
Asset retirement obligations at the beginning of the year			$ 7,487,501	$ 6,834,615	$ 6,834,615	$ 5,937,118
Wells drilled during the year					330,969	543,555
Wells acquired during the year					176,156	965,917
Wells sold during the year					(5,421)	(482,081)
Accretion of discount	$ 53,000	$ 53,000	160,000	$ 160,000	214,335	201,076
Wells plugged and abandoned during the year					(63,153)	(330,970)
Asset retirement obligations at the end of the year	$ 2,636,000		$ 2,636,000		$ 7,487,501	$ 6,834,615